Retained Earnings and Accumulated Other Comprehensive Income or loss - Accumulated Other Comprehensive Income or (Loss) (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accumulated at beginning	$ (12,882,775)
Accumulated at ending	(11,872,777)	$ (12,882,775)
Accumulated Other Comprehensive Income or (Loss)
Accumulated at beginning	(12,882,775)	(9,866,793)
Changes in other comprehensive (loss) income	1,009,998	(3,015,982)
Accumulated at ending	(11,872,777)	(12,882,775)
Open-Ended Fund
Accumulated at beginning	1,306,346	1,372,444
Changes in other comprehensive (loss) income	149,092	(66,098)
Accumulated at ending	1,455,438	1,306,346
Other Equity Instruments
Accumulated at beginning	(1,292,722)	(1,090,514)
Changes in other comprehensive (loss) income	898,085	(202,208)
Accumulated at ending	(394,637)	(1,292,722)
Exercised Warrants
Accumulated at beginning	(23,602,220)	(23,602,220)
Accumulated at ending	(23,602,220)	(23,602,220)
Exchange Differences on Translating Foreign Operations
Accumulated at beginning	383,953	98,451
Changes in other comprehensive (loss) income	(130,627)	285,502
Accumulated at ending	253,326	383,953
Remeasurement of Post-Employment Benefit Obligations
Accumulated at beginning	(878,479)	(826,795)
Changes in other comprehensive (loss) income	(85,724)	(51,684)
Accumulated at ending	(964,203)	(878,479)
Derivative Financial Instruments Cash Flow Hedges
Accumulated at beginning	1,977,820	120,364
Changes in other comprehensive (loss) income	(2,242,294)	1,857,456
Accumulated at ending	(264,474)	1,977,820
Share of Income of Associates and Joint Ventures
Accumulated at beginning	1,571,667	8,633,343
Changes in other comprehensive (loss) income	3,905,450	(7,061,676)
Accumulated at ending	5,477,117	1,571,667
Income Taxes
Accumulated at beginning	7,650,860	5,428,134
Changes in other comprehensive (loss) income	(1,483,984)	2,222,726
Accumulated at ending	$ 6,166,876	$ 7,650,860